Revenues	6 Months Ended
Jun. 30, 2019
Revenues
Revenues

9. Revenues

The Group has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Revenues from time charters	127,573	141,291	252,467	275,503
Revenues from The Cool Pool Limited (GasLog vessels)	5,047	12,776	18,452	44,918
Revenues from vessel management services	204	184	383	377
Total	132,824	154,251	271,302	320,798

Revenues from the Cool Pool relate only to the pool revenues received from GasLog's vessels operating in the Cool Pool and do not include the Net pool allocation to GasLog of $2,658 and ($4,080) for the three and six months ended June 30, 2019, respectively ($6,958 and $15,611 for the three and six months ended June 30, 2018, respectively).